Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended
	Apr. 10, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000016333 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 17,030	$ 15,791	$ 14,437	$ 14,012	$ 15,295	$ 12,953	$ 12,005	$ 11,483	$ 10,906	$ 10,300
C000016335 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,409	16,082	14,674	14,214	15,508	13,086	12,104	11,576	10,973	10,325
C000016334 [Member]
Account Value [Line Items]
Accumulated Value		9,425		15,676	14,546	13,330	12,971	14,218	12,071	11,216	10,755	10,239	9,678
C000016338 [Member]
Account Value [Line Items]
Accumulated Value		10,000		15,427	14,449	13,333	13,065	14,416	12,332	11,549	11,166	10,708	10,196
C000016332 [Member]
Account Value [Line Items]
Accumulated Value		10,000		16,222	15,113	13,882	13,514	14,857	12,634	11,766	11,329	10,808	10,240
C000189656 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,342	16,397	15,176	13,850	13,416	14,636	12,353	11,428	10,910
C000131621 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,677	16,305	14,856	14,368	15,654	13,212	12,202	11,631	11,009	10,344
C000016325 [Member]
Account Value [Line Items]
Accumulated Value		10,000		19,844	18,007	16,179	15,279	16,970	13,610	12,553	12,029	11,151	10,164
C000016327 [Member]
Account Value [Line Items]
Accumulated Value		10,000		20,265	18,354	16,461	15,488	17,171	13,744	12,651	12,100	11,196	10,169
C000016326 [Member]
Account Value [Line Items]
Accumulated Value		9,425		18,256	16,599	14,969	14,146	15,762	12,662	11,720	11,257	10,459	9,555
C000016330 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,968	16,462	14,953	14,225	15,965	12,922	12,057	11,672	10,922	10,042
C000016331 [Member]
Account Value [Line Items]
Accumulated Value		10,000		18,865	17,196	15,555	14,723	16,463	13,251	12,296	11,836	11,034	10,098
C000189655 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,467	18,939	17,129	15,362	14,456	16,048	12,829	11,828	11,312
C000131620 [Member]
Account Value [Line Items]
Accumulated Value		10,000		20,541	18,570	16,651	15,642	17,316	13,834	12,713	12,140	11,215	10,185
C000016319 [Member]
Account Value [Line Items]
Accumulated Value		10,000		22,573	20,107	17,805	16,433	18,337	14,101	12,959	12,466	11,331	10,055
C000016321 [Member]
Account Value [Line Items]
Accumulated Value		10,000		22,999	20,442	18,064	16,647	18,555	14,227	13,057	12,528	11,370	10,064
C000016320 [Member]
Account Value [Line Items]
Accumulated Value		9,425		20,726	18,513	16,438	15,204	17,013	13,119	12,082	11,655	10,616	9,452
C000016324 [Member]
Account Value [Line Items]
Accumulated Value		10,000		20,427	18,370	16,441	15,324	17,276	13,417	12,446	12,094	11,119	9,962
C000016318 [Member]
Account Value [Line Items]
Accumulated Value		10,000		21,458	19,212	17,096	15,873	17,811	13,746	12,709	12,278	11,223	10,003
C000189654 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,571	21,387	19,012	16,804	15,464	17,237	13,234	12,129	11,654
C000131619 [Member]
Account Value [Line Items]
Accumulated Value		10,000		23,363	20,748	18,324	16,855	18,738	14,351	13,145	12,607	11,422	10,092
MSCI ACWI IMI [Member]
Account Value [Line Items]
Accumulated Value		10,000		25,408	22,082	18,973	16,859	18,944	14,069	13,259	12,993	11,687	9,983
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594
MSCI ACWI IMI (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,742	23,354	20,296	17,439	15,496	17,413	12,932	12,187	11,942
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,164	11,370	10,998	10,465	10,829	11,916	12,000	10,897	10,082
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	$ 12,130	$ 10,444
Russell 3000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,523	$ 29,494	$ 25,496	$ 21,059	$ 18,694	$ 20,177	$ 14,544	$ 13,111	$ 12,248